Income tax (''IR'') and social contribution (''CSL'') (Details 1)	12 Months Ended
Dec. 31, 2018
Subsidiary 1
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Alemanha
Headquarters country	Germany
Official rate	31.18%
Subsidiary 2
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem America e Braskem America Finance
Headquarters country	USA
Official rate	21.00%
Subsidiary 3
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Argentina
Headquarters country	Argentina
Official rate	30.00%
Subsidiary 4
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Chile
Headquarters country	Chile
Official rate	27.00%
Subsidiary 5
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Holanda, Braskem Holanda Finance and Braskem Holanda Inc
Headquarters country	Netherlands
Official rate	25.00%
Subsidiary 6
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Subsidiary name	Braskem Idesa, Braskem Idesa Serviços, Braskem México, Braskem México Serviços and Braskem México Proyectos
Headquarters country	Mexico
Official rate	30.00%